TRADE ACCOUNTS RECEIVABLE AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Allowance for Expected Credit Losses [Line Items]
Allowance for credit loss, EU ETS	$ 9,300,000
Trade receivables
Allowance for Expected Credit Losses [Line Items]
Accounts receivable, allowance for credit loss, current	100,000	$ 15,000.0
Other receivables
Allowance for Expected Credit Losses [Line Items]
Accounts receivable, allowance for credit loss, current	$ 1,200,000	$ 800,000